TAXES ON INCOME	12 Months Ended
Dec. 31, 2025
Disclosure Of Income Taxes [Abstract]
TAXES ON INCOME
NOTE 12 – TAXES ON INCOME

a.	Corporate taxation

The taxable income of BioLineRx Ltd. and Tetragon is taxed at the standard Israeli corporate tax rate, which was 23% for all years included in these financial statements.

b.	Tax loss carryforwards

As of December 31, 2025, the tax loss carryforwards of BioLineRx Ltd. were approximately $381 million. The tax loss carryforwards have no expiration date.

c.	Tax assessments

In accordance with Israeli tax regulations, the tax returns filed by BioLineRx Ltd. through the 2020 tax year are considered final.

d.	Theoretical taxes

The Company has not recognized any deferred tax assets in the financial statements, as it does not expect to generate taxable income in the foreseeable future. The reported tax on the Company’s income before taxes differs from the theoretical amount that would arise using the weighted average tax rate applicable to income of the consolidated entities as follows:

	Year ended December 31,
	2023		2024		2025
		in USD		in USD		in USD
		thousands		thousands		thousands
Loss before taxes	23.0%	(60,614)	23.0%	(9,221)	23.0%	(2,026)

Theoretical tax benefit		(13,941)		(2,121)		(466)
Disallowed deductions (tax exempt income):
Loss (gain) on adjustment of warrants to fair value		2,542		(4,056)		(1,978)
Share-based compensation		534		261		91
Impairment of intangible asset		1,542		232		-
Other		11		11		11
Increase in taxes for tax losses and timing differences incurred in the reporting year for which deferred taxes were not created		9,312		5,673		2,342
Taxes on income for the reported year		-		-		-